OTHER LIABILITIES - Schedule of detailed information about other liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Pension and post-employment health care plans	[1]	R$ 463,948	R$ 673,458
Deferred revenue from performance obligations with customers	[2]	313,204	393,046
Provisions for incentives to consultants		217,349	286,791
Provisions for operating expenses (marketing / technology, etc.)	[3]	604,064	601,841
Provision for store renovation		116,137	105,165
Crer Para Ver	[4]	87,420	90,655
Provision for restructuring	[5]	175,809	103,760
Insurance payables		69,364	127,413
Other Liabilities	[6]	203,331	276,437
Total		2,250,626	2,658,566
Current		1,499,060	1,716,110
Non-current		R$ 751,566	R$ 942,456

[1]	As of December 31, 2022, there is R$282,295 (R$445,804 as of December 31, 2021) referring to pension plans, and R$28,456 referring to post-employment plans (R$34,774 as of December 31, 2021) of subsidiary Avon International, and R$129,697 (R$124,649 as of December 31, 2021) referring to post-employment healthcare plans of the subsidiary Natura Cosméticos and R$51,956 (R$68,230 as of December 31, 2021) referring to post-employment healthcare plans of the subsidiary Natura &Co International.
[2]	Refers to the deferral of revenue from performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct sales consultants, of which R$ 190,790 (R$ 235,308 as of December 31, 2021) is referring to subsidiary Avon, R$ 93,761 (R$ 121,341 as of December 31, 2021) referring to the consolidated subsidiary Natura Cosméticos and R$ 28,653 (R$ 36,397 as of December 31, 2021) referring to subsidiary Natura &Co International.
[3]	Refers to the Company's operating provisions arising mainly from expenses with the provision of technology, marketing and advertising services.
[4]	Contribution of the social program to the development of the quality of education.
[5]	Provision for costs directly related to the integration plan and changes in the organizational structure of the subsidiary Avon and Group corporate structure review.
[6]	Refers to miscellaneous provisions such as indemnities and non-current contractual obligations.